Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) [Line Items]
Capital management allowance	$ 401,865	$ 381,011
Relevant liabilities, percentage		75.00%
Calibrated seek to ensure, description	99.5%
Percentage of solvency coverage ratio	99.50%
Top of range [member]
Risk Management (Details) [Line Items]
Choices of variation	7.50%
Financial assets	$ 62,304
Bottom of range [member]
Risk Management (Details) [Line Items]
Choices of variation	5.00%
Financial assets	$ 14,377